Consolidated Statements of Changes in Equity - USD ($) $ in Millions		Total	Total Stockholders’ Equity	Preferred Stock	Common Stock	Capital in Excess of Par Value	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Balance at beginning of period at Dec. 31, 2014		$ 4,428	$ 4,319		$ 2	$ 5,562	$ (1,244)	$ (1)	$ 109	[1]
Comprehensive income:
Net income (loss) attributable to WPX Energy, Inc.		(1,726)	(1,727)				(1,727)		1	[1]
Stock based compensation, net of tax impact		26	26			26
Adjustments to Additional Paid in Capital, Dividends in Excess of Retained Earnings		(11)	(11)			(11)
Stock Issued During Period, Value, New Issues		292	292			292
Stock Issued During Period, Value, Acquisitions		296	296		1	295
Issuance of preferred stock to public, net of offering costs		339	339	$ 339
Stockholders' Equity, Other		(109)	1					1
Noncontrolling Interest, Decrease from Deconsolidation	[1]								(110)
Preferred Stock Conversions, Inducements		0
Balance at end of period at Dec. 31, 2015		3,535	3,535	339	3	6,164	(2,971)	0	0	[1]
Comprehensive income:
Net income (loss) attributable to WPX Energy, Inc.		(601)	(601)				(601)
Stock based compensation, net of tax impact		23	23			23
Adjustments to Additional Paid in Capital, Dividends in Excess of Retained Earnings		(18)	(18)			(18)
Stock Issued During Period, Value, New Issues		538	538			538
Conversion of Stock, Amount Issued		11	11	(107)		118
Preferred Stock Conversions, Inducements		(22)	(22)			(22)
Balance at end of period at Dec. 31, 2016		3,466	3,466	232	3	6,803	(3,572)	0	0	[1]
Comprehensive income:
Net income (loss) attributable to WPX Energy, Inc.		(16)	(16)				(16)
Stock based compensation, net of tax impact		22	22			22
Adjustments to Additional Paid in Capital, Dividends in Excess of Retained Earnings		(15)	(15)			(15)
Stock Issued During Period, Value, New Issues		670	670		1	669
Preferred Stock Conversions, Inducements		0
Balance at end of period at Dec. 31, 2017		$ 4,127	$ 4,127	$ 232	$ 4	$ 7,479	$ (3,588)	$ 0	$ 0	[1]

[1]	Primarily represented the 31 percent of Apco Oil and Gas International Inc. owned by others.